RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2018	2017	2016
Management compensation	$540,535	$544,014	$717,368
Management bonus*	70,035	-	-
Share-based expense**	262,261	264,172	160,854
Directors' fees	73,000	67,000	66,000
	$945,831	$875,186	$944,222